Goodwill and Mortgage Servicing Rights (Narrative) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Finite-Lived Intangible Assets [Line Items]
Mortgage servicing rights	$ 1,644	$ 1,983
Fees from Mortgage and Other Loan Servicing	$ 500	$ 500	$ 500